UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2015

Date of reporting period: 05/31/2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2015, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2.

Market Review

During the 6-month period ended May 31, 2015, the equity and fixed income markets both experienced positive returns.

The U.S. equity markets (as represented by the S&P 500 Index3) declined in early December before recovering to establish several new closing price highs later in the month. As illustrated in the chart below, early January saw a similar decline in the S&P 500 Index, with the markets rebounding in February and ultimately making an uneven climb through the remainder of the 6-month period ended May 31, 2015. The S&P 500 Index posted positive total returns for three of those six months, with a 5.8% total return in February helping to offset negative results in December (–0.25%), January (–3.0%) and March (–1.6%). Investors absorbed mixed news throughout the period to help push the S&P 500 Index total return to 2.9% for the 6-month period ended May 31, 2015, and saw the S&P 500 Index set multiple closing price highs, including a new record on May 21, 2015 (2,130.82).

Source: Bloomberg

1	Investing involves risk, including potential for loss.

2	Asset allocation does not assure a profit or protect against loss.

3

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Despite a generally disappointing first quarter (January-March) report on U.S. Gross Domestic Product (GDP), the U.S. equity markets were encouraged by signs of continued slow-but-steady economic growth in the U.S., including positive reports out of the labor, housing and manufacturing sectors during the 6-month period ended May 31, 2015. The continued low interest rate environment also made equities an attractive option for investors seeking higher relative returns, and at the same time helped spur an increase in merger-and-acquisition activity — particularly in the health care sector — which in turn helped drive a rise in some individual stock prices and overall market valuations. In addition, the Federal Reserve (the “Fed”) continued its accommodative monetary policy by keeping the Federal Funds Rate unchanged with a target range of 0% to 0.25%.

As mentioned above, first quarter (January-March) U.S. GDP came in below many experts’ expectations at –0.2% on an annualized basis, representing the economy’s second contraction in four years after last year’s first-quarter GDP decline. Moderate corporate earnings and downwardly-revised growth forecasts also helped to negatively impact U.S. equity markets during the 6-month period ended May 31, 2015. A stronger dollar provided a headwind for large-cap companies as they saw their overseas sales hampered as a result of their products becoming relatively more expensive. In addition, continued lower oil prices put pressure on that sector’s price returns and caused many oil companies to announce reductions in capital expenditures.

After surprising many in 2014 with their relative strength, bond markets maintained positive momentum during the 6-month period ended May 31, 2015. Among major fixed income indices, the Barclays 1-5 year Treasury Index4 and the Barclays 7-year Municipal Bond Index5 posted total returns of 0.67% and 0.41%, respectively, over the 6-month period ended May 31, 2015, as bond coupon income helped offset price decreases. Meanwhile, as the chart below shows, after beginning December at 2.18% and rising during the first week to a high of 2.31% on December 5, 2014, U.S. Treasury yields experienced several uneven falls and climbs before finishing at 2.12% for the 6-month period ended May 31, 20156. Anchored in part by the Fed’s interest rate policy, short-term yields remained low, with the 3-month U.S. Treasury yields starting December at 0.02% and moving as high as 0.05% before settling at 0.01% for the period ended May 31, 2015.

4	Source: Barclays Inc. The Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Barclays Inc. The Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

After concluding its latest “quantitative easing” bond-buying program in October 2014, during the 6-month period ended May 31, 2015, the Fed signaled that it could raise its key short-term interest rate sometime in 2015. While this appeared to put upward pressure on yields, U.S. fixed income markets in general benefitted from disappointing economic data coming out of parts of Europe and Asia, along with the European Central Bank introducing its own bond-buying stimulus program in March. This resulted in a continued low and declining yield environment in certain parts of Europe, leading overseas investors to thereby increase their demand for relatively higher-yielding U.S. assets and helping U.S. fixed income markets generate positive total returns.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2014 through November 30, 2015 in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 4.22% allocation to the JPMorgan US Government Money Market Fund.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 3.37% allocation to the JPMorgan Tax Free Money Market Fund.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Period December 1, 2014 to May 31, 2015	Expenses Paid During Period December 1, 2014 to May 31, 2015*
State Farm Growth Fund
Actual	$1,000.00	$1,012.19	0.12%	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$1,016.97	0.13%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$1,006.98	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,008.37	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.01%)
Agriculture, Foods, & Beverage (11.94%)
Archer-Daniels-Midland Co.	3,477,500	$183,785,875
Coca-Cola Co., The	2,054,600	84,156,416
Kellogg Co.	930,000	58,376,100
McCormick & Company Inc.	428,600	33,645,100
Nestle SA ADR	1,175,800	91,053,952
PepsiCo Inc.	641,400	61,850,202

		512,867,645

Banks (5.04%)
M&T Bank Corp.	213,400	25,795,792
Northern Trust Corp.	422,700	31,512,285
U.S. Bancorp	257,900	11,118,069
Wells Fargo & Co.	2,643,100	147,907,876

		216,334,022

Building Materials & Construction (2.18%)
Vulcan Materials Co.	1,039,200	93,455,256

Chemicals (13.77%)
Air Products & Chemicals Inc.	830,000	121,810,800
Croda International PLC	25,800	1,153,256
E.I. du Pont de Nemours & Co.	229,200	16,275,492
International Flavors & Fragrances Inc.	525,000	62,496,000
Novozymes A/S B Shares	135,300	6,509,704
Sigma-Aldrich Corp.	2,750,000	383,075,000

		591,320,252

Computer Software & Services (1.44%)
Automatic Data Processing Inc.	109,900	9,397,549
CDK Global Inc.	36,633	1,952,173
Facebook Inc. Class A (a)	82,675	6,547,033
Google Inc. Class A (a)	14,750	8,043,470
Google Inc. Class C (a)	5,916	3,147,963
SAP SE	444,800	32,930,614

		62,018,802

Computers (5.47%)
Apple Inc.	275,691	35,917,023
Hewlett-Packard Co.	3,019,400	100,847,960
International Business Machines Corp.	580,000	98,397,000

		235,161,983

Consumer & Marketing (5.58%)
AptarGroup Inc.	677,405	43,198,117
Colgate-Palmolive Co.	872,600	58,280,954
Procter & Gamble Co., The	1,765,155	138,370,500

		239,849,571

Electronic/Electrical Manufacturing (4.23%)
Emerson Electric Co.	729,400	43,990,114
General Electric Co.	2,921,700	79,674,759
Keysight Technolgies Inc. (a)	274,035	9,004,790
Linear Technology Corp.	1,023,400	48,969,690

		181,639,353

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.81%)
Berkshire Hathaway Inc. Class A (a)	162	$34,797,600
Berkshire Hathaway Inc. Class B (a)	143	20,449

		34,818,049

Health Care (14.56%)
Abbott Laboratories	847,500	41,188,500
AbbVie Inc.	847,500	56,435,025
Agilent Technologies Inc.	548,071	22,575,044
Amgen Inc.	159,250	24,884,405
Celgene Corp. (a)	61,800	7,072,392
Eli Lilly and Co.	997,000	78,663,300
Johnson & Johnson	2,481,600	248,507,424
Merck & Co. Inc.	296,750	18,069,108
Novo Nordisk A/S Sponsored ADR	174,600	9,861,408
Pfizer Inc.	2,239,031	77,806,327
Roche Holdings Ltd. Sponsored ADR	132,900	5,111,334
Zoetis Inc.	705,696	35,122,490

		625,296,757

Machinery & Manufacturing (7.32%)
3M Co.	564,000	89,721,121
ASML Holding NV NY Reg. Shares	96,650	10,853,795
Caterpillar Inc.	877,700	74,885,364
Deere & Co.	42,900	4,018,872
Donaldson Company Inc.	112,800	4,022,448
HNI Corp.	1,439,200	69,786,808
Illinois Tool Works Inc.	652,500	61,224,075

		314,512,483

Media & Broadcasting (7.01%)
Walt Disney Co., The	2,728,640	301,159,997

Mining & Metals (2.49%)
BHP Billiton PLC	941,859	19,855,818
Nucor Corp.	531,200	25,125,760
Rio Tinto PLC	476,280	20,787,427
Rio Tinto PLC ADR	907,200	39,708,144
South32 Ltd. (a)	941,859	1,554,497

		107,031,646

Oil & Gas (10.78%)
BG Group PLC	3,199,100	55,586,391
Chevron Corp.	1,060,000	109,180,000
Devon Energy Corp.	212,204	13,839,945
Dril-Quip Inc. (a)	16,100	1,216,838
Exxon Mobil Corp.	2,615,200	222,815,040
Imperial Oil Ltd.	25,300	992,013
Noble Energy Inc.	89,300	3,909,554
Royal Dutch Shell PLC ADR Class A	456,900	27,286,068
Schlumberger Ltd.	113,200	10,275,164
Spectra Energy Corp.	399,950	14,066,242
Tidewater Inc.	154,191	3,783,847

		462,951,102

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.31%)
Wal-Mart Stores Inc.	1,339,100	$99,454,957

Telecom & Telecom Equipment (3.07%)
AT&T Inc.	2,140,534	73,934,044
Corning Inc.	1,284,600	26,873,832
Verizon Communications Inc.	624,900	30,895,056

		131,702,932

Transportation (0.47%)
GATX Corp.	190,700	10,623,897
Union Pacific Corp.	95,150	9,601,586

		20,225,483

Utilities & Energy (0.54%)
Duke Energy Corp.	306,966	23,246,535

Total Common Stocks
(cost $1,160,255,440)		4,253,046,825

Short-term Investments (0.68%)
JPMorgan U.S. Government Money Market Fund	29,230,883	29,230,883

Total Short-term Investments
(cost $29,230,883)		29,230,883

TOTAL INVESTMENTS (99.69%)
(cost $1,189,486,323)		4,282,277,708
OTHER ASSETS, NET OF LIABILITIES (0.31%)		13,482,409

NET ASSETS (100.00%)		$4,295,760,117

(a)	Non-income producing security.

ADR - American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (61.72%)
Agriculture, Foods, & Beverage (6.74%)
Archer-Daniels-Midland Co.	940,561	$49,708,649
Campbell Soup Co.	26,000	1,256,840
Coca-Cola Co., The	410,000	16,793,600
Kellogg Co.	310,000	19,458,700
Nestle SA ADR	252,500	19,553,600
PepsiCo Inc.	110,100	10,616,943

		117,388,332

Banks (3.38%)
M&T Bank Corp.	58,300	7,047,304
Northern Trust Corp.	104,700	7,805,385
U.S. Bancorp	48,300	2,082,213
Wells Fargo & Co.	747,600	41,835,696

		58,770,598

Building Materials & Construction (0.83%)
Vulcan Materials Co.	160,200	14,406,786

Chemicals (7.78%)
Air Products & Chemicals Inc.	230,000	33,754,800
Dow Chemical Co., The	69,000	3,592,830
E.I. du Pont de Nemours & Co.	132,105	9,380,776
International Flavors & Fragrances Inc.	120,000	14,284,800
Novozymes A/S B Shares	124,350	5,982,865
Sigma-Aldrich Corp.	491,000	68,396,300

		135,392,371

Computer Software & Services (1.53%)
Automatic Data Processing Inc.	47,400	4,053,174
CDK Global Inc.	15,800	841,982
Facebook Inc. Class A (a)	49,575	3,925,844
Google Inc. Class A (a)	22,031	12,013,945
Google Inc. Class C (a)	3,559	1,893,779
SAP SE	52,800	3,909,030

		26,637,754

Computers (4.22%)
Apple Inc.	173,058	22,545,996
Hewlett-Packard Co.	754,000	25,183,600
International Business Machines Corp.	152,100	25,803,765

		73,533,361

Consumer & Marketing (3.29%)
AptarGroup Inc.	134,100	8,551,557
Colgate-Palmolive Co.	80,000	5,343,200

Procter & Gamble Co., The	477,700	37,446,903
Unilever NV New York Shares	140,760	6,010,452

		57,352,112

Electronic/Electrical Manufacturing (2.24%)
Emerson Electric Co.	98,600	5,946,566
General Electric Co.	796,300	21,715,101
Keysight Technolgies Inc. (a)	71,893	2,362,404
KLA-Tencor Corp.	45,100	2,690,666

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Linear Technology Corp.	130,100	$6,225,285

		38,940,022

Financial Services (0.42%)
Berkshire Hathaway Inc. Class A (a)	34	7,303,200
Berkshire Hathaway Inc. Class B (a)	533	76,219

		7,379,419

Health Care (7.86%)
Abbott Laboratories	92,000	4,471,200
AbbVie Inc.	92,000	6,126,280
Agilent Technologies Inc.	143,787	5,922,587
Amgen Inc.	70,750	11,055,395
Eli Lilly and Co.	212,000	16,726,800
Johnson & Johnson	417,700	41,828,478
Medtronic PLC	21,600	1,648,512
Merck & Co. Inc.	103,200	6,283,848
Novo Nordisk A/S Sponsored ADR	107,700	6,082,896
Pfizer Inc.	728,140	25,302,865
Zoetis Inc.	229,495	11,421,966

		136,870,827

Machinery & Manufacturing (4.55%)
3M Co.	124,600	19,821,370
ASML Holding NV NY Reg. Shares	82,440	9,258,012
Caterpillar Inc.	262,400	22,387,968
Deere & Co.	38,700	3,625,416
Donaldson Company Inc.	115,800	4,129,428
HNI Corp.	160,000	7,758,400
Illinois Tool Works Inc.	130,600	12,254,198

		79,234,792

Media & Broadcasting (6.77%)
Lee Enterprises Inc. Class A (a)	84,000	252,840
Walt Disney Co., The	1,065,995	117,653,868

		117,906,708

Mining & Metals (2.58%)
BHP Billiton PLC	169,900	3,581,750
Newmont Mining Corp.	29,200	795,408
Nucor Corp.	436,800	20,660,640
Rio Tinto PLC	153,825	6,713,752
Rio Tinto PLC ADR	293,000	12,824,610
South32 Ltd. (a)	169,900	280,412

		44,856,572

Oil & Gas (5.99%)
BG Group PLC	256,800	4,462,063
Chevron Corp.	288,000	29,664,000
Devon Energy Corp.	76,170	4,967,807
Exxon Mobil Corp.	448,000	38,169,600
Noble Energy Inc.	39,800	1,742,444
Royal Dutch Shell PLC ADR Class A	216,400	12,923,408

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Schlumberger Ltd.	104,990	$9,529,942
Spectra Energy Corp.	79,650	2,801,290

		104,260,554

Retailers (1.18%)
Wal-Mart Stores Inc.	276,700	20,550,509

Telecom & Telecom Equipment (1.67%)
AT&T Inc.	533,359	18,422,220
Corning Inc.	372,300	7,788,516
Verizon Communications Inc.	57,800	2,857,632

		29,068,368

Transportation (0.37%)
GATX Corp.	68,200	3,799,422
Union Pacific Corp.	25,650	2,588,342

		6,387,764

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	5,477,778

Total Common Stocks
(cost $336,154,147)		1,074,414,627

	Principal amount	Value
Corporate Bonds (19.43%)
Aerospace/Defense (0.29%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,054,528
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,014,955
2.850%, 10/30/2024	1,000,000	1,008,719
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,020,908
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	985,596

		5,084,706

Agriculture, Foods, & Beverage (1.29%)
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,040,750
Hershey Co.
5.450%, 09/01/2016	500,000	529,832
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,112,945
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,098,764
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,104,217
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,027,409
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,152,060

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
2.750%, 03/05/2022	$1,000,000	$1,012,830
JM Smucker Co., The (b)
3.000%, 03/15/2022	1,000,000	1,001,930
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,005,174
Sysco Corp.
2.600%, 06/12/2022	1,000,000	995,998
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	976,698
Kellogg Co.
2.750%, 03/01/2023	1,000,000	977,947
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,007,514
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,977,238
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,293,393
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,064,525
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,039,717
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,049,151
JM Smucker Co., The (b)
3.500%, 03/15/2025	1,000,000	1,000,646

		22,468,738

Automotive (0.45%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	510,061
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,015,070
2.100%, 01/17/2019	500,000	506,126
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	497,108
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,156,242
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,026,074
3.300%, 01/12/2022	1,000,000	1,046,887
2.625%, 01/10/2023	1,000,000	1,001,580

		7,759,148

Banks (0.72%)
Wachovia Bank NA
5.600%, 03/15/2016	750,000	780,092
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,047,475
5.300%, 03/15/2017	500,000	532,220
Wachovia Corp.
5.750%, 06/15/2017	750,000	818,769
Wachovia Bank NA
6.000%, 11/15/2017	500,000	554,328

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
5.625%, 12/11/2017	$500,000	$552,590
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,015,812
US Bancorp
1.950%, 11/15/2018	1,000,000	1,014,984
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	506,638
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,008,672
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,028,282
US Bancorp
3.000%, 03/15/2022	1,000,000	1,022,945
3.700%, 01/30/2024	500,000	529,312
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,052,229
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,022,896

		12,487,244

Chemicals (0.38%)
Monsanto Co.
1.850%, 11/15/2018	500,000	500,058
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,980,818
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,228,418
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	996,078
Praxair Inc.
2.700%, 02/21/2023	1,000,000	997,146
Monsanto Co.
2.850%, 04/15/2025	1,000,000	955,676

		6,658,194

Commercial Service/Supply (0.15%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	541,586
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,039,390

		2,580,976

Computer Software & Services (0.75%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,023,954
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,199,710
2.125%, 11/15/2022	2,000,000	1,944,404
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,992,990
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	989,533
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,878,074

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Oracle Corp.
3.625%, 07/15/2023	$1,000,000	$1,051,946
Google Inc.
3.375%, 02/25/2024	1,000,000	1,044,872

		13,125,483

Computers (0.35%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,103,825
1.875%, 05/15/2019	3,000,000	3,027,513
1.625%, 05/15/2020	2,000,000	1,967,676

		6,099,014

Consumer & Marketing (1.15%)
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,012,726
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,663,646
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,110,294
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,020,476
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	502,495
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,335,556
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,006,053
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,979,520
1.950%, 02/01/2023	1,000,000	954,644
2.100%, 05/01/2023	2,000,000	1,928,646
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,473,033
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	979,846
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,080,620

		20,047,555

Electronic/Electrical Manufacturing (0.47%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,097,902
5.250%, 10/15/2018	500,000	558,666
2.625%, 12/01/2021	1,000,000	1,004,457

Siemens Financieringsmaats- chappij NV (b)
2.900%, 05/27/2022	500,000	503,096
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,001,191
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	991,290
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,045,868

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	$1,000,000	$1,007,500
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,009,498

		8,219,468

Financial Services (0.52%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	525,569
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	530,282
5.400%, 02/15/2017	500,000	537,618
5.625%, 09/15/2017	500,000	549,222
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,651,698
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	559,256
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,093,285
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,027,684
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,003,905
3.625%, 05/13/2024	500,000	510,476
3.125%, 01/23/2025	1,000,000	979,811

		8,968,806

Health Care (2.31%)
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,010,723
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,077,221
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,089,126
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,100,867
AstraZeneca PLC
5.900%, 09/15/2017	750,000	829,718
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,123,257
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,213,570
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,009,142
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,015,245
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,005,236
AstraZeneca PLC
1.950%, 09/18/2019	500,000	502,712
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,017,267
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	999,495

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
3.125%, 03/15/2022	$2,000,000	$2,062,504
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,003,410
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,447,558
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	957,508
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	987,001
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,986,462
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	996,383
Medtronic Inc.
2.750%, 04/01/2023	500,000	494,536
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,014,532
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	994,959
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,022,576
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,585,638
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,050,453
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,563,172
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,024,716
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,018,412
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,023,575
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	995,610
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	989,471
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	983,499

		40,195,554

Machinery & Manufacturing (1.58%)
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,607,108
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,084,345
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,099,307
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,654,682
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,113,567
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,112,436

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co.
1.625%, 06/15/2019	$2,000,000	$2,003,562
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	512,862
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,172,178
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,008,377
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,010,664
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,028,122
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,998,498
Covidien International
3.200%, 06/15/2022	2,000,000	2,055,162
3M Co.
2.000%, 06/26/2022	1,500,000	1,470,162
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,000,196
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	992,927
Covidien International
2.950%, 06/15/2023	1,000,000	997,031
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,050,878
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,037,689
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,555,458

		27,565,211

Media & Broadcasting (0.41%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,106,804
1.850%, 05/30/2019	2,000,000	2,015,452
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,025,266
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	987,211
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,034,766

		7,169,499

Mining & Metals (0.55%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,051,974
5.400%, 03/29/2017	500,000	540,017
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	505,196
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,478,233
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	527,650
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,042,137

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.870%, 02/23/2022	$756,000	$841,050
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	989,881
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	526,496

		9,502,634

Oil & Gas (1.82%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	532,380
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,077,682
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,517,836
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,106,281
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,107,227
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,016,710
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,018,674
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,358,581
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,308,628
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,005,707
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,100,127
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,018,677
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	997,531
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,940,762
Shell International Finance
2.375%, 08/21/2022	1,000,000	980,620
Chevron Corp.
2.355%, 12/05/2022	1,000,000	973,924
Total Capital International SA
2.700%, 01/25/2023	1,000,000	986,237
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,968,212
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,026,079
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	493,469
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,053,789
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,096,752
2.709%, 03/06/2025	1,000,000	993,796

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
3.250%, 05/11/2025	$1,000,000	$1,014,296

		31,693,977

Retailers (1.52%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,016,564
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,036,838
Target Corp.
5.875%, 07/15/2016	1,300,000	1,376,224
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,062,771
Target Corp.
5.375%, 05/01/2017	1,500,000	1,626,200
6.000%, 01/15/2018	500,000	559,541
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,124,049
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,104,763
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,026,643
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,019,152
Target Corp.
2.300%, 06/26/2019	1,000,000	1,019,141
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,220,478
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,129,734
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,023,385
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	996,564
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,032,907
Home Depot Inc.
2.625%, 06/01/2022	500,000	500,103
2.700%, 04/01/2023	2,000,000	2,005,214
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	996,680
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,050,495
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	515,888
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,013,944

Target Corp.
3.500%, 07/01/2024	1,000,000	1,040,933

		26,498,211

Telecom & Telecom Equipment (0.75%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,014,175
2.300%, 03/11/2019	1,000,000	1,007,775

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.
4.500%, 09/15/2020	$1,000,000	$1,090,654
3.450%, 03/15/2021	1,000,000	1,036,122
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,983,374
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	917,230
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,912,334
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	940,937
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,048,414
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,057,285

		13,008,300

Transportation (0.53%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,109,003
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,019,660
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	509,108
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,997,066
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,502,834
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,004,672
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,056,281
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,057,669

		9,256,293

Utilities & Energy (3.44%)
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,050,428
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,063,640

Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,064,271
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,090,538
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	548,510
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,656,768
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,097,823
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,111,344
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	558,934

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Union Electric
6.000%, 04/01/2018	$1,000,000	$1,104,773
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	562,173
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,109,051
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	555,017
2.300%, 09/15/2018	1,000,000	1,027,884
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,534,276
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,002,657
Kentucky Utilities
3.250%, 11/01/2020	500,000	526,005
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,174,352
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	519,832
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	991,572
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,020,670
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,011,327
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,001,939
Detroit Edison Co.
2.650%, 06/15/2022	500,000	499,788
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	966,520
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,006,514
Northern States Power Co.
2.150%, 08/15/2022	500,000	486,534
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	975,910
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,001,482
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	980,962
PECO Energy Co.
2.375%, 09/15/2022	500,000	492,025
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	978,414
Tampa Electric Co.
2.600%, 09/15/2022	500,000	493,550
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	487,494
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	983,138
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,001,231
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	993,465

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and Gas Co.
2.375%, 05/15/2023	$2,000,000	$1,950,708
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,001,806
Pacificorp
2.950%, 06/01/2023	1,000,000	1,012,033
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,021,320
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,044,618
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,029,786
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,068,091
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,112,156
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	524,198
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,044,135
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,058,541
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,045,046
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,124,118
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,050,121
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,028,331
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,031,465
Arizona Public Service
3.150%, 05/15/2025	500,000	502,642
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,000,665
Wisconsin Electric Power Co.
3.100%, 06/01/2025	500,000	506,028

		59,886,619

Total Corporate Bonds
(cost $327,477,317)		338,275,630

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Principal amount	Value
Foreign Government Bonds (0.15%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	$2,500,000	$2,686,217

Total Foreign Government Bonds
(cost $2,498,047)		2,686,217

Government Agency Securities (c) (1.85%)
Agency Commercial Mortgage-Backed Securities (1.57%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,373,780
2.839%, 10/25/2022	9,327,302	9,724,524
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,208,124

		27,306,428

Agency Notes & Bonds (0.28%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,098,562
1.750%, 10/15/2018	1,500,000	1,527,033
3.875%, 02/15/2021	2,000,000	2,218,760

		4,844,355

Total Government Agency Securities
(cost $31,097,554)		32,150,783

U.S. Treasury Obligations (13.37%)
U.S. Treasury Notes
4.500%, 02/15/2016	15,000,000	15,453,510
5.125%, 05/15/2016	20,000,000	20,915,620
4.625%, 02/15/2017	20,000,000	21,385,940
3.250%, 03/31/2017	5,000,000	5,245,310
3.500%, 02/15/2018	15,000,000	16,062,885
3.750%, 11/15/2018	10,000,000	10,903,120
3.125%, 05/15/2019	10,000,000	10,721,090
3.625%, 08/15/2019	10,000,000	10,945,310
3.375%, 11/15/2019	10,000,000	10,863,280
3.625%, 02/15/2020	10,000,000	11,008,590
3.500%, 05/15/2020	20,000,000	21,932,820
3.625%, 02/15/2021	10,000,000	11,082,810
2.000%, 02/28/2021	5,000,000	5,095,705
2.000%, 11/15/2021	25,000,000	25,337,900
2.500%, 08/15/2023	10,000,000	10,411,720
2.750%, 11/15/2023	10,000,000	10,596,090
2.000%, 02/15/2025	15,000,000	14,873,430

Total U.S. Treasury Obligations
(cost $220,822,257)		232,835,130

	Shares	Value
Short-term Investments (3.06%)
JPMorgan U.S. Government Money Market Fund	53,258,497	$53,258,497

Total Short-term Investments
(cost $ 53,258,497)		53,258,497

TOTAL INVESTMENTS (99.58%)
(cost $ 971,307,819)		1,733,620,884
OTHER ASSETS, NET OF LIABILITIES (0.42%)		7,278,429

NET ASSETS (100.00%)		$1,740,899,313

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015 the value of these securities amounted to $6,003,161 or 0.34% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2015

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (94.82%)
U.S. Treasury Notes
1.750%, 07/31/2015	$10,000,000	$10,028,120
4.250%, 08/15/2015	20,000,000	20,173,440
2.625%, 02/29/2016	10,000,000	10,178,910
2.625%, 04/30/2016	20,000,000	20,423,440
1.500%, 06/30/2016	8,000,000	8,099,376
1.000%, 10/31/2016	10,000,000	10,075,780
3.000%, 02/28/2017	10,000,000	10,427,340
2.375%, 07/31/2017	10,000,000	10,363,280
1.875%, 08/31/2017	10,000,000	10,257,810
1.875%, 09/30/2017	10,000,000	10,263,280
1.875%, 10/31/2017	10,000,000	10,266,410
2.250%, 11/30/2017	10,000,000	10,365,620
2.750%, 12/31/2017	12,500,000	13,117,188
2.625%, 01/31/2018	12,000,000	12,565,308
2.750%, 02/28/2018	10,000,000	10,510,160
2.875%, 03/31/2018	10,000,000	10,553,120
2.625%, 04/30/2018	10,000,000	10,489,840
2.375%, 05/31/2018	10,000,000	10,422,660
2.375%, 06/30/2018	10,000,000	10,425,000
2.250%, 07/31/2018	10,000,000	10,388,280
1.375%, 11/30/2018	10,000,000	10,091,410
1.375%, 12/31/2018	10,000,000	10,081,250
1.250%, 01/31/2019	10,000,000	10,030,470
1.375%, 02/28/2019	10,000,000	10,066,410
1.500%, 03/31/2019	10,000,000	10,107,030
1.125%, 05/31/2019	10,000,000	9,952,340
1.250%, 10/31/2019	15,000,000	14,929,680
1.375%, 01/31/2020	10,000,000	9,980,470
1.125%, 04/30/2020	5,000,000	4,919,140
1.875%, 06/30/2020	10,000,000	10,184,380
2.000%, 05/31/2021	10,000,000	10,167,970

Total U.S. Treasury Obligations
(cost $337,108,614)		339,904,912

	Shares	Value
Short-term Investments (4.18%)
JPMorgan U.S. Government Money Market Fund	14,973,633	$14,973,633

Total Short-term Investments
(cost $14,973,633)		14,973,633

TOTAL INVESTMENTS (99.00%)
(cost $352,082,247)		354,878,545
OTHER ASSETS, NET OF LIABILITIES (1.00%)		3,595,504

NET ASSETS (100.00%)		$358,474,049

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.53%)
Alabama (1.95%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,154,805
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,261,767
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	595,647
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	613,176
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,364
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	636,393
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,878,023
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	666,414
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,695,615
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	692,032
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,810,123

					12,989,359

Alaska (1.47%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,126,649
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	622,510
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	313,915
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,078,870
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	687,873
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,183,782
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose) (Prerefunded to 09-01-2015 @ 100) (b)	4.125%	09/01/2023	Aa2	1,000,000	1,009,930
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,384,256
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,382,216

					9,790,001

Arizona (5.49%)
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	526,675

Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	467,554
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	539,170
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,632,318
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,258,512
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	566,000
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	2,500,000	2,693,450
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,065,810
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,067,510
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	605,887
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	595,980
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	525,160
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,178,990
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,132,420
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,171,490

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	$930,000	$982,257
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,327,012
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,620,570
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	1,060,000	1,265,788
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,922,780
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,644,645
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,132,000
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,267,438
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	648,828
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	A+	545,000	590,110
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015) (c)	4.000%	07/01/2026	AA	765,000	833,070
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,188,040
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	463,216
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	A+	1,100,000	1,172,347
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	555,745

					36,640,772

Arkansas (3.63%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,457,373
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	NR	1,250,000	1,258,150
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,413,997
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	112,416
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	685,321
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,509,100
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	377,719
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,415,448
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,100,300
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,309,600
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,674,120
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	427,725
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,028,540
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	566,240
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	908,692

					24,244,741

California (3.05%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,526,999

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	$740,000	$803,655
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	840,124
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,252,754
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,929,232
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	886,642
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C (Prerefunded to 08-01-2015 @ 100) (b)	4.750%	08/01/2023	A+	1,685,000	1,697,587
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,548,781
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	923,686
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	282,715
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	270,387
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	636,422
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,253,962
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,443,644
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,752,330

Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,049,300
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,267,920

					20,366,140

Colorado (2.64%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	520,547
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,709,706
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	612,522
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	216,851
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,542,580
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,442,659
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,652,370
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,117,530
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,610,474
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,053,320
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,154,040

					17,632,599

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (1.97%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	$500,000	$555,005
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	578,324
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	130,606
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	546,220
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,015,634
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	621,858
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,534,624
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,516,412
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2023	AAA	620,000	653,443
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	1,979,720
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,063,440
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,923,498

					13,118,784

Florida (5.87%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,109,390
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	113,527
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006 (Prerefunded to 04-01-2016 @ 100) (b)	4.500%	10/01/2019	Aa2	1,915,000	1,981,929
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D (Prerefunded to 10-01-2015 @ 100) (b)	3.600%	10/01/2020	Aa2	1,220,000	1,233,945
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,605,728
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,291,856
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,047,210

State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,662,505
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	685,992
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,056,300
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,607,484
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,333,645
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,589,910
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	432,153
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,407,648
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	235,752
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,009,570
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,616,025
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,329,600
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,891,894
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,236,740
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	459,504
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	AAA	1,210,000	1,222,100
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C (Economically Defeased to 06-01-2015 @ 101) (b)	4.750%	06/01/2029	NR	790,000	797,900
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015 (c)	5.000%	09/01/2031	Aa2	2,100,000	2,406,054
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	835,215

					39,199,576

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (1.71%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	$200,000	$212,918
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	280,132
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,067,808
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,167,370
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,924,438
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	836,010
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,152,600
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,138,710
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,665,723

					11,445,709

Hawaii (0.76%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,148,218
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,291,220
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	655,782

					5,095,220

Idaho (0.16%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,083,130

Illinois (1.79%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,683,148
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	5,000,000	5,015,800

County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,546,703
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,388,940
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,313,980

					11,948,571

Indiana (2.21%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A (Prerefunded to 07-15-2015 @ 100) (b)	5.000%	07/15/2018	AA-	1,665,000	1,674,490
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	239,338
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	980,425
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,232,492
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	256,838
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,343,339
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	564,885
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	198,716
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,197,164
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	241,243
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	235,341
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA	1,000,000	1,046,530
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,719,842

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	$1,190,000	$1,270,622
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	551,235

					14,752,500

Iowa (2.42%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	990,000
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (Escrowed to maturity) (b)	4.000%	11/01/2015	Aa1	975,000	990,580
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	521,591
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,288,818
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,448,469
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,947,956
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,917,755
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,168,360
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,570,281
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,147,340
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,132,710

					16,123,860

Kansas (3.06%)
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	548,743
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	375,927

Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,084,700
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,010,985
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	965,134
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,751,790
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	2,060,775
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,293,120
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,227,225
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C (Prerefunded to 10-01-2015 @ 101) (b)	5.000%	10/01/2025	AA-	1,240,000	1,272,265
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,462,513
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A (c)	3.000%	10/01/2027	Aaa	1,000,000	1,006,150
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,339,300

					20,398,627

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (1.64%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	$1,275,000	$1,331,164
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,172,580
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.500%	11/01/2020	Aa1	1,565,000	1,657,022
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,910,581
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,649,070
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,055,280
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,183,160

					10,958,857

Louisiana (0.07%)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa2	405,000	431,204

Maine (0.59%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	108,667
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,813,494

					3,922,161

Maryland (1.31%)
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	460,874
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,006,920
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,254,404
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,355,113
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	AA	1,500,000	1,688,685

					8,765,996

Massachusetts (0.68%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,275,540
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,280,000

					4,555,540

Michigan (4.36%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	537,545
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	488,585
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,076,620
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	494,198
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,147,140
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	756,308

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	$275,000	$321,274
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	528,790
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,605,166
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	465,368
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	697,692
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,183,827
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	754,586
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,481,495
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,364,368
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,457,366
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,130,472
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,159,590

Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	531,545
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,173,388
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	822,060
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	880,614
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	315,030
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	694,956
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A+	700,000	791,658
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A+	1,100,000	1,236,169

					29,095,810

Minnesota (0.65%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,220,861
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,127,580

					4,348,441

Mississippi (1.90%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,052,760
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A2	1,000,000	1,009,630
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	475,000	511,946
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	525,000	565,834

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	$500,000	$540,225
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	400,000	432,180
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,148,800
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,779,807
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,539,450
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,108,050

					12,688,682

Missouri (2.80%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,139,277
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	556,426
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	483,978
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	687,392
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2023	NR	815,000	869,605
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,269,206

Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,375,060
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	6,269,972
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,195,420
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	849,885

					18,696,221

Montana (0.07%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	492,651

Nebraska (2.86%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa2	2,140,000	2,182,736
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa2	2,140,000	2,182,736
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,646,881
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,401,095
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,836,916
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,245,970
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,259,007

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	$730,000	$760,572
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	814,065
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A	1,900,000	2,125,264
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	651,502

					19,106,744

New Hampshire (0.54%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	402,120
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	115,615
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,475,868
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,631,010

					3,624,613

New Jersey (2.58%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,465,794
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,980,750
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,706,690
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,234,476
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	334,650

Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	835,012
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,853,384
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	724,168
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,332,814
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	829,388
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	632,298
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	518,368
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,576,967
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,217,885

					17,242,644

New Mexico (2.95%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,862,880
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,631,010
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,083,840
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,660,749

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2023	AA	$2,000,000	$2,096,800
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,022,265
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005 (Prerefunded to 07-01-2015 @ 100) (b)	4.400%	07/01/2024	Aa2	1,000,000	1,003,328
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,041,338
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,282,362
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	722,506
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	745,619
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	764,744
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	786,172

					19,703,613

New York (3.32%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,001,310
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	1,730,000	1,757,542
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2019	NR	270,000	274,280
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,745,503
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	846,004
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2020	Aa3	695,000	722,654

County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	435,072
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2021	Aa3	625,000	649,869
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,273,270
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,377,560
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	491,626
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,756,022
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	485,420
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,093,780
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,430,050
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,823,375

					22,163,337

North Carolina (1.49%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,064,650
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006 (Prerefunded to 07-01-2016 @ 100) (b)	4.375%	07/01/2019	Aa1	855,000	892,269
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,128,910
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aa2	545,000	576,038
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,104,840
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,089,670
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007(Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,688,419

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	$1,000,000	$1,093,100
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,304,307

					9,942,203

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,063,250

Ohio (3.10%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,665,194
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,002,800
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,207,370
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,141,040
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,387,180
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,000,000	2,063,020
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,636,335
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,336,600
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,157,160
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	914,944
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,517,268
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,693,740

					20,722,651

Oklahoma (1.15%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,303,492
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,720,450
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,567,625
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,111,498

					7,703,065

Oregon (2.33%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,138,928
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	65,000	67,306
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,086,740
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,664,070
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,430,641
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	851,826

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	$670,000	$766,071
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	857,542
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,505,573
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A	2,500,000	2,947,200
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,249,560

					15,565,457

Pennsylvania (1.92%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006 (Prerefunded to 11-15-2016 @ 100) (b)	4.375%	11/15/2021	Aaa	2,300,000	2,433,078
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,797,616
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,772,860
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,542,848
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,713,990
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,559,199

					12,819,591

Rhode Island (0.16%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2023	Aa2	1,000,000	1,085,800

South Carolina (1.85%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,087,670
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,600,833
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,865,481
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,157,906
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,000,000	1,066,160
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	878,816
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,243,429
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,432,614

					12,332,909

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	257,420

Tennessee (2.88%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,151,650
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	692,558
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,158,544

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	$670,000	$703,198
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	2,000,000	2,214,040
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,229,832
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	976,033
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,064,931
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa2	1,170,000	1,197,647
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2025	AA+	1,000,000	1,108,430
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,123,600
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	761,888
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	784,485
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	807,279
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,223,749

					19,197,864

Texas (3.67%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,143,380
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,585,732
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	524,511
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,105,360
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	470,000	503,102
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	407,040
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	428,658
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,731,550
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,296,500
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,262,243
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,830,503
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	A1	3,000,000	3,418,140
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,865,760
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,114,050
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,128,960
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,065,200
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa2	1,000,000	1,112,640

					24,523,329

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (1.07%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	$410,000	$447,974
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	651,216
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,554,835
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,299,073
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,167,532

					7,120,630

Virginia (2.54%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,033,954
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,731,745
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,213,841
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,634,220
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,332,565
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,177,310
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	370,574
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,340,880
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aa1	650,000	703,378
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,294,435
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,100,300

					16,933,202

Washington (5.59%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,000,000	1,046,430
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,061,732
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	16,336
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	702,114
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	636,362
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	599,900
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,064,740
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,013,319
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,507,880
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	627,320
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,546,500
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,108,160
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,330,625
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,249,820

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015 (c)	3.500%	12/01/2025	AA+	$2,000,000	$2,173,400
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	554,350
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,734,425
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,175,707
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,129,790
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,127,382
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,873,550
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,360,673
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,675,575

					37,316,090

West Virginia (1.53%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,940,741
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,740,896
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,195,720
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,340,470

					10,217,827

Wisconsin (2.29%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	256,755
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	576,959
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,074,750
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	180,764
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	914,552
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	292,324
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	342,795
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,155,100
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,437,430
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,141,230
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,151,390
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,278,300

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	$2,200,000	$2,490,884

					15,293,233

Wyoming (0.26%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (b)	5.000%	12/01/2024	AA	1,700,000	1,740,477

Total Long-term Municipal Bonds
(cost $613,623,548)					644,461,101

				Shares	Value
Short-term Investments (3.37%)
JPMorgan Tax Free Money Market Fund				22,488,900	$22,488,900

Total Short-term Investments
(cost $22,488,900)					22,488,900

TOTAL INVESTMENTS (99.90%)
(cost $636,112,448)					666,950,001
OTHER ASSETS, NET OF LIABILITIES (0.10%)					681,949

NET ASSETS (100.00%)					$667,631,950

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

34	See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2015

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,189,486,323	971,307,819	352,082,247	636,112,448

Investments in securities at market value	$4,282,277,708	1,733,620,884	354,878,545	666,950,001
Receivable for:
Dividends and interest	13,140,305	7,547,252	2,059,159	7,596,136
Shares of the Fund sold	2,592,939	640,753	1,694,781	175,734
Securities sold	—	1,946,376	—	—
Prepaid expenses	75,376	34,592	7,921	14,957

Total assets	4,298,086,328	1,743,789,857	358,640,406	674,736,828

Liabilities and Net Assets
Distributions to shareholders	—	—	3,620	322,952
Payable for:
Shares of the Fund redeemed	1,754,321	183,710	63,966	226,180
Securities purchased	—	2,444,651	—	6,402,850
Due to affiliates	463,998	201,776	48,097	88,921
Accrued liabilities	107,892	60,407	50,674	63,975

Total liabilities	2,326,211	2,890,544	166,357	7,104,878

Net assets applicable to shares outstanding of common stock	$4,295,760,117	1,740,899,313	358,474,049	667,631,950

Fund shares outstanding (no par value, unlimited number of shares authorized)	55,946,963	25,430,545	35,701,198	76,072,047
Net asset value, offering price and redemption price per share	$76.78	68.46	10.04	8.78

Analysis of Net Assets
Paid-in-capital	$1,229,088,498	923,496,970	356,138,267	636,876,651
Accumulated net realized gain (loss)	(73,383,672)	35,483,040	(460,516)	(82,254)
Net unrealized appreciation (depreciation)	3,092,766,336	762,310,128	2,796,298	30,837,553
Undistributed net investment income (loss)	47,288,955	19,609,175	—	—

Net assets applicable to shares outstanding	$4,295,760,117	1,740,899,313	358,474,049	667,631,950

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2015

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$55,949,383	13,914,406	—	—
Interest	1,894	10,057,830	2,423,081	136,219
Tax-exempt interest	—	—	—	11,212,505

	55,951,277	23,972,236	2,423,081	11,348,724
Less: foreign withholding taxes	(672,102)	(186,955)	—	—

Total investment income	55,279,175	23,785,281	2,423,081	11,348,724
Expenses:
Investment advisory and management fees	2,196,961	931,067	216,156	368,895
Trustees’ fees and expenses	88,703	35,574	7,790	13,938
Reports to shareholders	50,374	24,630	9,537	8,918
Professional fees	59,089	34,992	37,895	50,224
Errors and omissions insurance	25,584	10,290	2,251	3,971
Custodian fees	62,973	15,270	242	3,229
ICI dues	17,685	7,427	2,168	3,063
Regulatory fees	20,062	14,659	13,486	12,674
Fidelity bond expense	2,734	1,017	218	422
Securities valuation fees	844	15,696	1,793	58,826

Total expenses	2,525,009	1,090,622	291,536	524,160

Net investment income	52,754,166	22,694,659	2,131,545	10,824,564
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(10,804,351)	39,013,140	—	(50,576)
Net realized gain (loss) on foreign currency transactions	(3,332)	(4,541)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	10,269,796	(32,594,206)	258,193	(5,537,166)

Net realized and unrealized gain (loss) on investments	(537,887)	6,414,393	258,193	(5,587,742)

Net change in net assets resulting from operations	$52,216,279	29,109,052	2,389,738	5,236,822

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2015 (Unaudited) and the year ended November 30, 2014	2015	2014
From operations:
Net investment income	$52,754,166	90,000,906
Net realized gain (loss)	(10,807,683)	2,570,767
Change in net unrealized appreciation or depreciation	10,269,796	513,514,101

Net change in net assets resulting from operations	52,216,279	606,085,774
Distributions to shareholders from and in excess of:
Net investment income	(46,188,951)	(86,494,851)
Net realized gain	—	—

Total distributions to shareholders	(46,188,951)	(86,494,851)
From Fund share transactions:
Proceeds from shares sold	120,895,371	219,241,767
Reinvestment of distributions	43,753,645	82,007,449

	164,649,016	301,249,216
Less payments for shares redeemed	(158,420,452)	(306,459,962)

Net increase (decrease) in net assets from Fund share transactions	6,228,564	(5,210,746)

Total increase (decrease) in net assets	12,255,892	514,380,177

Net assets:
Beginning of period	4,283,504,225	3,769,124,048

End of period*	$4,295,760,117	4,283,504,225

* Including undistributed net investment income (loss)	$47,288,955	40,723,740

Share Information
Sold	1,597,589	3,102,201
Issued in reinvestment of distributions	576,920	1,171,899
Redeemed	(2,089,049)	(4,319,573)

Net increase (decrease)	85,460	(45,473)

38	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2015	2014	2015	2014	2015	2014
22,694,659	43,038,339	2,131,545	4,785,086	10,824,564	22,285,334
39,008,599	1,525,656	—	(382,676)	(50,576)	(31,678)
(32,594,206)	152,624,852	258,193	(604,981)	(5,537,166)	17,121,692

29,109,052	197,188,847	2,389,738	3,797,429	5,236,822	39,375,348

(22,844,488)	(41,589,975)	(2,131,545)	(4,785,086)	(10,824,564)	(22,285,334)
—	—	—	—	—	(598,337)

(22,844,488)	(41,589,975)	(2,131,545)	(4,785,086)	(10,824,564)	(22,883,671)

75,785,913	130,349,177	26,497,349	77,962,961	27,722,620	33,770,494
21,905,150	39,863,039	2,094,898	4,698,176	8,741,898	18,393,708

97,691,063	170,212,216	28,592,247	82,661,137	36,464,518	52,164,202
(72,249,321)	(157,453,380)	(36,849,814)	(99,653,067)	(21,977,487)	(49,780,826)

25,441,742	12,758,836	(8,257,567)	(16,991,930)	14,487,031	2,383,376

31,706,306	168,357,708	(7,999,374)	(17,979,587)	8,899,289	18,875,053

1,709,193,007	1,540,835,299	366,473,423	384,453,010	658,732,661	639,857,608

1,740,899,313	1,709,193,007	358,474,049	366,473,423	667,631,950	658,732,661

19,609,175	19,759,004	—	—	—	—

1,118,070	2,023,725	2,641,728	7,796,803	3,130,730	3,850,804
325,921	629,365	208,690	469,961	987,662	2,098,530
(1,065,713)	(2,448,106)	(3,674,795)	(9,967,284)	(2,483,159)	(5,705,826)

378,278	204,984	(824,377)	(1,700,520)	1,635,233	243,508

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2015, the Municipal Bond Fund had commitments of $6,402,850 (representing 0.96% of net assets) for when-issued securities.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2015:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,253,046,825	$—	$—	$4,253,046,825
Short-term Investments	29,230,883	—	—	29,230,883
Balanced Fund
Common Stocks (a)	1,074,414,627	—	—	1,074,414,627
Corporate Bonds (a)	—	338,275,630	—	338,275,630
Foreign Government Bonds	—	2,686,217	—	2,686,217
Agency Commercial Mortgage-Backed Securities	—	27,306,428	—	27,306,428
Agency Notes & Bonds	—	4,844,355	—	4,844,355
U.S. Treasury Obligations	—	232,835,130	—	232,835,130
Short-term Investments	53,258,497	—	—	53,258,497
Interim Fund
U.S. Treasury Obligations	—	339,904,912	—	339,904,912
Short-term Investments	14,973,633	—	—	14,973,633
Municipal Bond Fund
Long-term Municipal Bonds	—	644,461,101	—	644,461,101
Short-term Investments	22,488,900	—	—	22,488,900

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2014 or for the period ended May 31, 2015. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2015 as compared to November 30, 2014.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2014, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2014, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2015.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of May 31, 2015, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,189,486,323	$3,094,272,819	$(1,481,434)	$3,092,791,385
Balanced Fund	971,307,819	766,744,555	(4,431,490)	762,313,065
Interim Fund	352,082,247	3,231,307	(435,009)	2,796,298
Municipal Bond Fund	636,112,448	32,009,138	(1,171,585)	30,837,553

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 26, 2015, the Growth Fund declared an ordinary income dividend of $0.88 per share to shareholders of record on June 25, 2015 (reinvestment date June 26, 2015).

On June 26, 2015, the Balanced Fund declared an ordinary income dividend of $0.82 per share to shareholders of record on June 25, 2015 (reinvestment date June 26, 2015).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2014, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2014, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration				Total
	Utilized in 2014	Short-term	Long-term	2015	2016	2017	2018
Growth Fund	$2,601,753	$—	$13,154,261	$—	$25,639,404	$14,963,272	$8,819,052	$62,575,989
Balanced Fund	1,532,573	—	3,525,559	—	—	—	—	3,525,559
Interim Fund	—	—	382,676	77,840	—	—	—	460,516
Municipal Bond Fund	—	—	31,678	—	—	—	—	31,678

Capital losses incurred on or after December 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before December 1, 2011. Therefore, any losses incurred prior to December 1, 2011 may be more likely to expire unused.

As of November 30, 2014, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$40,723,740	$—	$3,082,496,540	$(62,575,989)	$3,060,644,291
Balanced Fund	19,556,054	—	795,107,284	(3,525,559)	811,137,779
Interim Fund	—	—	2,538,105	(460,516)	2,077,589
Municipal Bond Fund	—	—	36,374,719	(31,678)	36,343,041

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2014, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$30,986	$(30,986)
Balanced Fund	—	6,917	(6,917)

The tax character of distributions was designated as follows for the year ended November 30, 2014.

2014	Tax-Exempt Income	Ordinary Income	Long- term Capital Gain	Total
Municipal Bond Fund	$22,238,607	$46,727	$598,337	$22,883,671

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2014.

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended May 31, 2015.

6.	Investment Transactions

For the period ended May 31, 2015, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Growth Fund	$36,991,983	$25,458,699	$—	$—
Balanced Fund	71,820,762	38,186,054	20,125,391	35,000,000
Interim Fund	—	—	10,121,875	10,000,000
Municipal Bond Fund	49,202,765	20,175,177	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2015 (Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$76.68		$67.42	55.71	52.10	50.42	49.23

Income from Investment Operations
Net investment income (a)	0.94		1.60	1.47	1.38	1.23	1.12
Net gain (loss) on investments (both realized and unrealized)	(0.01)		9.21	11.70	3.57	1.64	1.17

Total from investment operations	0.93		10.81	13.17	4.95	2.87	2.29

Less Distributions
Net investment income	(0.83)		(1.55)	(1.46)	(1.34)	(1.19)	(1.10)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.83)		(1.55)	(1.46)	(1.34)	(1.19)	(1.10)

Net asset value, end of period	$76.78		$76.68	67.42	55.71	52.10	50.42

Total Return	1.22	%(b)	16.26%	24.06%	9.69%	5.63%	4.86%

Ratios/Supplemental Data
Net assets, end of period (millions)	$4,295.8		$4,283.5	3,769.1	3,145.1	3,033.1	2,995.7

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.49	%(c)	2.25%	2.38%	2.53%	2.32%	2.29%

Portfolio turnover rate (d)	1	%(c)	1%	1%	0%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2012.

46	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2015 (Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$68.23		$62.01	56.65	54.43	53.22	52.17

Income from Investment Operations
Net investment income (a)	0.90		1.72	1.63	1.60	1.56	1.52
Net gain (loss) on investments (both realized and unrealized)	0.24		6.17	5.36	2.26	1.21	1.06

Total from investment operations	1.14		7.89	6.99	3.86	2.77	2.58

Less Distributions
Net investment income	(0.91)		(1.67)	(1.63)	(1.58)	(1.56)	(1.53)
Net realized gain	—		—	—	(0.06)	—	—

Total distributions	(0.91)		(1.67)	(1.63)	(1.64)	(1.56)	(1.53)

Net asset value, end of period	$68.46		$68.23	62.01	56.65	54.43	53.22

Total Return	1.70	%(b)	12.95%	12.59%	7.26%	5.21%	5.15%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,740.9		$1,709.2	1,540.8	1,354.5	1,287.8	1,248.9

Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.65	%(c)	2.66%	2.75%	2.86%	2.86%	2.93%

Portfolio turnover rate	9	%(c)	4%	5%	5%	6%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	47

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2015 (Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.03		$10.06	10.26	10.28	10.30	10.31

Income from Investment Operations
Net investment income	0.06		0.13	0.15	0.19	0.24	0.26
Net gain (loss) on investments (both realized and unrealized)	0.01		(0.03)	(0.20)	(0.02)	(0.02)	(0.01)

Total from investment operations	0.07		0.10	(0.05)	0.17	0.22	0.25

Less Distributions
Net investment income	(0.06)		(0.13)	(0.15)	(0.19)	(0.24)	(0.26)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.06)		(0.13)	(0.15)	(0.19)	(0.24)	(0.26)

Net asset value, end of period	$10.04		$10.03	10.06	10.26	10.28	10.30

Total Return	0.70	%(a)	1.01%	(0.51)%	1.66%	2.19%	2.43%

Ratios/Supplemental Data
Net assets, end of period (millions)	$358.5		$366.5	384.5	432.1	406.3	375.2

Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.15%	0.15%	0.16%	0.16%
Net investment income	1.19	%(b)	1.31%	1.46%	1.84%	2.36%	2.50%

Portfolio turnover rate	6	%(b)	7%	17%	24%	17%	11%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

48	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2015 (Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.85		$8.62	9.11	8.79	8.64	8.70

Income from Investment Operations
Net investment income	0.14		0.30	0.30	0.32	0.34	0.35
Net gain (loss) on investments (both realized and unrealized)	(0.07)		0.24	(0.49)	0.34	0.16	(0.04)

Total from investment operations	0.07		0.54	(0.19)	0.66	0.50	0.31

Less Distributions
Net investment income	(0.14)		(0.30)	(0.30)	(0.32)	(0.34)	(0.35)
Net realized gain (a)	—		(0.01)	—	(0.02)	(0.01)	(0.02)

Total distributions	(0.14)		(0.31)	(0.30)	(0.34)	(0.35)	(0.37)

Net asset value, end of period	$8.78		$8.85	8.62	9.11	8.79	8.64

Total Return	0.84	%(b)	6.37%	(2.05)%	7.63%	5.97%	3.64%

Ratios/Supplemental Data
Net assets, end of period (millions)	$667.6		$658.7	639.9	683.5	607.6	585.0

Average net asset ratios
Expenses	0.16	%(c)	0.15%	0.16%	0.15%	0.16%	0.15%
Net investment income	3.27	%(c)	3.46%	3.46%	3.55%	3.93%	4.04%

Portfolio turnover rate	6	%(c)	6%	11%	4%	11%	9%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2013.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	49

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by

Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     July 24, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     July 24, 2015